John Hancock High Yield ETF Expense Example - John Hancock High Yield ETF - None or SAME	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 53
Expense Example, with Redemption, 3 Years	217
Expense Example, with Redemption, 5 Years	394
Expense Example, with Redemption, 10 Years	$ 909